Convertible Redeemable Preferred Stock And Stockholders' Deficit - Summary of Company's Common Stock Reserved for Future Issuance (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common shares reserved for future issuance	67,256,430	37,458,586
Stock Options Outstanding [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	22,133,210	21,863,368
Shares Available for Future Grant [Member]
Class of Stock [Line Items]
Common shares reserved for future issuance	31,589,000	7,294,016
Warrants to acquire common stock
Class of Stock [Line Items]
Common shares reserved for future issuance	8,301,202	8,301,202
Public warrants outstanding
Class of Stock [Line Items]
Common shares reserved for future issuance	5,233,018	0